Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other assets [Abstract]
Financial assets	[1],[2]	R$ 56,101,781	R$ 43,893,309
Foreign exchange transactions	[3]	30,952,382	20,179,828
Debtors for guarantee deposits	[4]	18,695,102	18,729,321
Securities trading		4,659,791	2,582,663
Trade and credit receivables		164,467	664,274
Receivables		1,630,039	1,737,223
Other assets		7,441,888	7,372,866
Deferred acquisition cost (insurance) - Note 34e		983,999	925,884	R$ 1,070,108
Other debtors		3,218,639	2,728,746
Prepaid expenses		847,197	741,087
Interbank and interdepartmental accounts		467,540	1,427,359
Other	[5]	1,924,513	1,549,790
Total		R$ 63,543,669	R$ 51,266,175

[1]	Financial assets are recorded at amortized cost;
[2]	In 2019, there were no losses for impairment of other financial assets.
[3]	Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution's domestic currency, resulting from exchange sale operations;
[4]	Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
[5]	Includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed;